SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 9 - SUBSEQUENT EVENTS

During October 2013, the Company sold 42,952,773 shares of common stock in a private placement at a price of $0.12 per share for $5,154,333 cash.

In October 2013, the Company issued 1,503,403 shares of common stock to Dr. Bain, the Company's chief operating officer, to settle $180,408 of debt.

In October 2013, the Company issued 937,500 shares of common stock to Brady Rodgers, the Company's vice president, to settle $112,500 of fees due to Mr. Rodgers for services rendered.

In October 2013, the Company issued 1,620,000 shares of common stock to three employees pursuant to employment arrangements. The Company has agreed to make gross-up payments to these recipients to cover the three employees' personal income tax obligations in connection with these grants.

In October 2013, the Company issued to Brady Rodgers, the Company's vice president Engineering and Business Development, a ten-year option to purchase 2,000,000 shares of our common stock at an exercise price of $0.12 per share.   The options vest 50% in October 2014 and 50% in October 2015.